Item 1. Schedule of Investments:

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Putnam Money Market Fund
The fund's portfolio
6/30/05 (Unaudited)

COMMERCIAL PAPER (63.9%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Commercial Paper - Domestic (45.1%)

Amstel Funding Corp.	3.419	9/19/05	$27,963,000	$27,752,345
Amstel Funding Corp.	3.333	9/26/05	20,000,000	19,840,742
Amstel Funding Corp.	3.325	9/30/05	34,000,000	33,718,962
Atlantic Asset Securitization Corp.	3.298	7/22/05	35,520,000	35,451,831
Atlantic Asset Securitization Corp.	3.278	8/12/05	20,110,000	20,033,515
Atlantic Asset Securitization Corp.	3.111	7/11/05	21,527,000	21,508,463
Bank of America Corp.	3.130	8/12/05	30,000,000	29,891,850
Bear Stearns Cos.	3.258	8/16/05	45,000,000	44,813,700
CAFCO, LLC	3.282	8/02/05	44,700,000	44,570,072
CAFCO, LLC	3.266	8/26/05	27,000,000	26,863,920
CAFCO, LLC	3.096	7/08/05	30,000,000	29,982,033
CAFCO, LLC	3.095	7/07/05	28,000,000	27,985,627
CIESCO, LLC	3.087	7/06/05	30,000,000	29,987,208
Citibank Credit Card Issuance Trust (Dakota)	3.167	7/27/05	40,000,000	39,909,000
Citibank Credit Card Issuance Trust (Dakota)	3.125	7/13/05	22,000,000	21,977,193
Citibank Credit Card Issuance Trust (Dakota)	3.116	7/12/05	28,000,000	27,973,478
Citibank Credit Card Issuance Trust (Dakota)	3.115	7/12/05	50,000,000	49,952,639
Citigroup Global Markets Holdings, Inc.	3.241	8/24/05	40,000,000	39,807,100
Citigroup Global Markets Holdings, Inc.	3.145	8/03/05	30,000,000	29,914,200
Citigroup Global Markets Holdings, Inc.	3.122	7/18/05	30,000,000	29,956,083
CRC Funding, LLC	3.282	8/04/05	35,000,000	34,891,908
CRC Funding, LLC	3.159	7/26/05	15,000,000	14,967,292
CRC Funding, LLC	3.094	7/08/05	18,000,000	17,989,220
Curzon Funding, LLC	3.107	7/05/05	30,000,000	29,989,700
General Electric Capital Corp.	3.034	7/05/05	35,000,000	34,988,294
General Electric Capital Services	3.126	7/20/05	32,500,000	32,446,655
Govco, Inc.	3.222	9/15/05	10,000,000	9,933,078
Govco, Inc.	3.216	8/18/05	33,000,000	32,859,640
Govco, Inc.	3.135	7/26/05	16,000,000	15,965,444
Govco, Inc.	3.129	7/18/05	18,720,000	18,692,508
Govco, Inc.	3.109	7/15/05	40,000,000	39,951,933
Govco, Inc.	3.084	7/19/05	27,000,000	26,958,690
International Lease Finance Corp.	3.329	8/23/05	25,000,000	24,878,174
Jupiter Securitization Corp.	3.290	8/01/05	46,000,000	45,870,076
KLIO II Funding Corp.	3.368	9/12/05	51,465,000	51,116,439
KLIO II Funding Corp.	3.306	9/02/05	59,261,000	58,921,227
KLIO II Funding Corp.	3.259	7/21/05	45,000,000	44,918,750
Master Funding, LLC Ser. B	3.447	9/15/05	20,000,000	19,855,600
Master Funding, LLC Ser. B	3.303	8/04/05	33,000,000	32,897,462
Master Funding, LLC Ser. B	3.301	7/26/05	40,000,000	39,908,611
Master Funding, LLC Ser. B	3.278	8/09/05	25,000,000	24,911,708
Master Funding, LLC Ser. B	3.211	7/19/05	22,000,000	21,964,800
Morgan Stanley Dean Witter & Co.	3.319	8/17/05	32,500,000	32,359,979
Morgan Stanley Dean Witter & Co.	3.104	7/18/05	25,000,000	24,963,639
Old Line Funding Corp.	3.155	7/08/05	23,451,000	23,436,682
Park Granada, LLC	3.470	9/27/05	35,000,000	34,705,689
Park Granada, LLC	3.214	8/09/05	25,000,000	24,913,604
Park Granada, LLC	3.176	7/20/05	20,000,000	19,966,644
Park Granada, LLC	3.108	7/01/05	25,000,000	25,000,000
Thunder Bay Funding, Inc.	3.268	8/15/05	40,000,000	39,837,500
Windmill Funding Corp.	3.265	8/10/05	28,000,000	27,898,889
Windmill Funding Corp.	3.153	7/22/05	20,000,000	19,963,367
Windmill Funding Corp.	3.091	7/07/05	26,008,000	25,994,649
Yorktown Capital, LLC	3.148	7/11/05	38,000,000	37,966,856

				1,643,774,668

Commercial Paper - Foreign (18.8%)

Abbey National North America, LLC (United Kingdom)	3.103	7/01/05	20,000,000	20,000,000
Atlantis One Funding Corp. (Netherlands)	3.438	9/23/05	29,565,000	29,329,761
Atlantis One Funding Corp. (Netherlands)	3.018	7/25/05	25,000,000	24,950,333
Banco Continental de Panama, S.A. (Calyon (Letter of Credit (LOC))) (France)	3.720	3/10/06	20,000,000	19,493,200
Banco Continental de Panama, S.A. (Calyon (LOC)) (France)	3.677	3/03/06	33,000,000	32,195,992
Banco Continental de Panama, S.A. (Calyon (LOC)) (France)	3.499	11/29/05	25,000,000	24,639,278
Danske Corp. (Denmark)	3.502	12/12/05	26,000,000	25,592,551
Danske Corp. (Denmark)	3.011	8/22/05	25,000,000	24,892,931
Danske Corp. (Denmark)	2.953	8/08/05	18,500,000	18,443,174
Dexia Delaware, LLC (Belgium)	3.174	8/08/05	30,000,000	29,900,250
DnB NOR Bank ASA (Norway)	3.458	9/23/05	21,800,000	21,625,527
DnB NOR Bank ASA (Norway)	3.175	7/25/05	20,900,000	20,855,971
Fortis Funding, LLC (Belgium)	3.077	8/25/05	32,000,000	31,851,867
Greenwich Capital Holdings, Inc. FRN (United Kingdom)	3.220	12/19/05	40,000,000	40,000,000
HBOS Treasury Services PLC (United Kingdom)	3.149	7/29/05	25,000,000	24,939,333
Nordea North America, Inc. (Sweden)	3.265	8/31/05	10,928,000	10,868,005
Spintab AB (Sweden)	3.323	8/11/05	11,500,000	11,456,648
Spintab AB (Sweden)	3.258	9/22/05	25,000,000	24,815,267
Spintab AB (Sweden)	3.206	8/19/05	30,000,000	29,870,150
Spintab AB (Sweden)	3.162	7/28/05	20,000,000	19,952,900
Spintab AB (Sweden)	3.045	8/18/05	26,000,000	25,896,000
Svenska Handelsbanken, Inc. (Sweden)	3.077	7/05/05	30,000,000	29,989,800
Tulip Funding Corp. (Netherlands)	3.135	7/25/05	36,000,000	35,925,360
Tulip Funding Corp. (Netherlands)	3.128	7/08/05	30,000,000	29,981,800
Tulip Funding Corp. (Netherlands)	3.084	7/13/05	31,500,000	31,467,870
Westpac Capital Corp. (Australia)	3.368	9/14/05	20,000,000	19,860,833
Westpac Trust Securities NZ, Ltd. (Australia)	3.432	9/26/05	25,000,000	24,794,583

				683,589,384

Total commercial paper (cost $2,327,364,052)				$2,327,364,052
CERTIFICATE OF DEPOSIT (16.0%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Certificate of Deposit - Domestic (2.2%)

Citibank, N.A. Ser. CD	3.24	8/25/05	$25,000,000	$25,000,000
Suntrust Bank FRN, Ser. CD	3.20	5/12/06	31,000,000	31,000,000
Suntrust Bank Ser. CD	3.33	10/12/05	25,500,000	25,500,498

				81,500,498

Certificate of Deposit - Foreign (13.8%)

Bank of Nova Scotia FRN, Ser. YCD Canada)	3.06	1/03/06	17,000,000	16,997,321
Barclays Bank PLC FRN, Ser. YCD (United Kingdom)	3.056	6/01/06	15,000,000	14,998,627
Barclays Bank PLC Ser. ECD (United Kingdom)	3.175	8/09/05	26,000,000	25,999,845
Barclays Bank PLC Ser. ECD (United Kingdom)	3.10	7/21/05	30,000,000	30,000,165
Barclays Bank PLC Ser. ECD (United Kingdom)	3.08	7/14/05	36,000,000	36,000,112
BNP Paribas FRN, Ser. YCD (France)	3.178	6/19/06	30,000,000	29,993,244
Calyon Ser. YCD (France)	3.40	11/10/05	30,000,000	30,000,541
Deutsche Bank AG Ser. ECD (Germany)	3.25	8/24/05	28,000,000	28,000,417
Deutsche Bank AG Ser. ECD (Germany)	3.125	7/18/05	28,000,000	28,000,066
Fortis Bank N.Y. Ser. YCD (Belgium)	3.22	9/16/05	31,500,000	31,500,000
HBOS Treasury Services PLC Ser. ECD (United Kingdom)	3.16	8/19/05	27,500,000	27,497,894
Lloyds TSB Bank PLC FRN, Ser. YCD (United Kingdom)	3.23	9/30/05	17,000,000	16,989,715
Lloyds TSB Bank PLC Ser. ECD (United Kingdom)	3.08	7/06/05	30,000,000	30,000,000
Societe Generale Ser. ECD (France)	3.22	9/19/05	35,000,000	34,996,511
Societe Generale Ser. ECD (France)	3.055	9/20/05	25,000,000	24,991,604
Svenska Handelsbanken FRN, Ser. YCD1 (Sweden)	3.27	4/03/06	45,000,000	44,986,455
Svenska Handelsbanken Ser. YCD (Sweden)	3.145	7/27/05	25,000,000	24,999,910
Swedbank (New York) FRN, Ser. YCD (Sweden)	3.19	3/20/06	27,750,000	27,740,265

				503,692,692

Total Certificate of Deposit (cost $585,193,190)				$585,193,190

CORPORATE BONDS AND NOTES (7.9%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Bank of New York Co., Inc. (The) 144A sr. notes FRN Ser. XMTN	3.16	8/10/06	$20,000,000	$20,000,000
Citigroup, Inc. sr. notes FRN, Ser. MTN	3.48	3/29/06	20,000,000	20,006,799
Lehman Brothers Holdings FRN, Ser. MTNG	3.18	6/2/06	73,400,000	73,463,941
Morgan Stanley Dean Witter & Co. sr. notes FRN	3.75	3/27/06	75,000,000	75,167,742
National City Bank FRN, Ser. BKNT	2.88	6/2/06	35,000,000	34,996,500
U.S. Bancorp sr. notes FRN, Ser. MTNN	3.564	9/16/05	25,000,000	25,009,437
U.S. Bank N.A. FRN, Ser. BKNT	3.35	12/5/05	40,000,000	40,006,780

Total corporate bonds and notes (cost $288,651,199)				$288,651,199

PROMISSORY NOTES (3.3%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Goldman Sachs Group, Inc. (The) FRN (acquired 6/22/05, cost $36,000,000) (RES)	3.33	1/19/06	$36,000,000	$36,000,000
Goldman Sachs Group, Inc. (The) FRN (acquired 2/18/05, cost $30,000,000) (RES)	3.28	8/18/05	30,000,000	30,000,000
Goldman Sachs Group, Inc. (The) FRN (acquired 3/15/05, cost $28,000,000) (RES)	3.23	9/12/05	28,000,000	28,000,000
Goldman Sachs Group, Inc. (The) FRN (acquired 1/4/05, cost $27,800,000) (RES)	3.12	7/05/05	27,800,000	27,800,000

Total Promissory notes (cost $121,800,000)				$121,800,000

U.S. GOVERNMENT AGENCY OBLIGATIONS (1.3%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Fannie Mae FRN	3.04	9/7/06	$23,000,000	$22,975,849
Federal Farm Credit Bank FRB	3.17	7/20/06	25,000,000	24,990,600

Total U.S. government agency obligations (cost $47,966,449)				$47,966,449

ASSET BACKED SECURITIES (1.0%)(a) (cost $34,694,526)
	Yield (%)	Maturity date	Principal amount	Value

TIAA Real Estate CDO, Ltd. 144A FRN, Ser. 03-1A, Class A1 MM (Cayman Islands)	3.35	9/28/05	$34,694,526	$34,694,526

SHORT-TERM INVESTMENTS (7.5%)(a) (cost $272,000,000)
			Principal amount	Value

Interest in $690,000,000 joint tri-party repurchase agreement dated June 30, 2005 with UBS Securities, LLC due July 1, 2005 with respect to various U.S. Government obligations -- maturity value of $272,026,067 for an effective yield of 3.45% (collateralized by Fannie Mae and Freddie Mac with yields ranging from 3.00% to 11.00%, and due dates ranging from September 1, 2005 to July 1, 2035, valued at $703,802,422)			$272,000,000	$272,000,000

TOTAL INVESTMENTS
Total investments (cost $3,677,669,416) (b)				$3,677,669,416

	NOTES
(a)	Percentages indicated are based on net assets of $3,643,163,514.

(b)	The aggregate identified cost on a financial reporting and tax basis is the same.

(RES)	Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at June 30, 2005 was $121,800,000 or 3.3% of net assets.

Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC.  Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund.  Income distributions earned by the fund totaled $62,325 for the period ended June 30, 2005.  During the period ended June 30, 2005, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $274,140,000 and $274,140,000, respectively.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

	The rates shown on Floating Rate Notes (FRN) and Floating Rate Bonds (FRB) are the current interest rates at June 30, 2005.

	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of issue at June 30, 2005: (as a percentage of Portfolio Value)

	Australia	1.2%
	Belgium	2.5
	Canada	0.5
	Cayman Islands	0.9
	Denmark	1.9
	France	5.3
	Germany	1.5
	Netherlands	4.1
	Norway	1.2
	Sweden	6.8
	United Kingdom	7.2
	United States	66.9

	Total	100.0%

Security valuation The valuation of the fund’s portfolio instruments is determined by means of the amortized cost method (which approximates market value) as set forth in Rule 2a-7 under the Investment Company Act of 1940.  The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

Repurchase agreements  The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be  an amount at least equal to the resale price, including accrued interest.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty.  Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC, is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

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(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:

Not applicable

Item 3. Exhibits:

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A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned,

thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):

/s/ Michael T. Healy

--------------------------

Michael T. Healy

Principal Accounting Officer

Date: August 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of  1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter

---------------------------

Charles E. Porter

Principal Executive Officer

Date: August 29, 2005

By (Signature and Title):

/s/ Steven D. Krichmar

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Steven D. Krichmar

Principal Financial Officer

Date: August 29, 2005